Other long-term liabilities	12 Months Ended
Dec. 31, 2025
Other Non Current Liabilities [Abstract]
Other long-term liabilities
Note 32—Other long-term liabilities

€million	2025	2024
Long-term financial liabilities	35	18
Payments received in advance	—	23

Total	35	41

Long-term liabilities include customer collateral deposits amounting to EUR
 17 million (2024: EUR 18 million).